Principal subsidiaries - Subsidiaries financial information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Consolidated sales revenue		$ 44,611	$ 43,165	$ 40,522
Profit after tax for the year		10,400	6,972	13,925
Profit/(loss) after tax – attributable to non-controlling interests		631	(1,038)	287
Profit/(loss) after tax – attributable to owners of Rio Tinto		9,769	8,010	13,638
Other comprehensive income/(loss)		2,584	346	(3,139)
Total comprehensive income/(loss)	[1]	12,984	7,318	10,786
Non-current assets		76,535	70,499
Current assets		20,855	17,303
Non-current liabilities		(33,880)	(31,435)
Net assets/(liabilities)		51,903	45,242
Attributable to non-controlling interests		4,849	4,710
Equity attributable to owners of Rio Tinto		47,054	40,532	43,686
Cash flow from operations		15,875	14,912	11,821
Dividends paid to holders of non-controlling interests in subsidiaries		(683)	(376)	(420)
Borrowings		13,831	14,115
Goodwill		946	922	$ 912
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Consolidated sales revenue		2,269	2,014
Profit after tax for the year		611	543
Profit/(loss) after tax – attributable to non-controlling interests		252	224
Profit/(loss) after tax – attributable to owners of Rio Tinto		359	319
Other comprehensive income/(loss)		56	57
Total comprehensive income/(loss)		667	600
Non-current assets		2,733	2,585
Current assets		670	610
Current liabilities		(462)	(532)
Non-current liabilities		(993)	(927)
Net assets/(liabilities)		1,948	1,736
Attributable to non-controlling interests		804	718
Equity attributable to owners of Rio Tinto		1,144	1,018
Cash flow from operations		1,027	1,039
Dividends paid to holders of non-controlling interests in subsidiaries		(180)	(228)
Energy Resources of Australia
Disclosure of subsidiaries [line items]
Consolidated sales revenue		162	145
Profit after tax for the year		9	5
Profit/(loss) after tax – attributable to non-controlling interests		3	2
Profit/(loss) after tax – attributable to owners of Rio Tinto		5	3
Other comprehensive income/(loss)		20	2
Total comprehensive income/(loss)		29	7
Non-current assets		329	76
Current assets		371	258
Current liabilities		(176)	(127)
Non-current liabilities		(427)	(462)
Net assets/(liabilities)		97	(255)
Attributable to non-controlling interests		18	0
Equity attributable to owners of Rio Tinto		79	(255)
Cash flow from operations		(15)	(73)
Dividends paid to holders of non-controlling interests in subsidiaries		0	0
Turquoise Hill
Disclosure of subsidiaries [line items]
Consolidated sales revenue		1,078	1,166
Profit after tax for the year		357	(2,137)
Profit/(loss) after tax – attributable to non-controlling interests		130	(1,490)
Profit/(loss) after tax – attributable to owners of Rio Tinto		227	(647)
Other comprehensive income/(loss)		2	0
Total comprehensive income/(loss)		359	(2,137)
Non-current assets		10,930	9,589
Current assets		1,496	2,449
Current liabilities		(540)	(493)
Non-current liabilities		(4,404)	(4,405)
Net assets/(liabilities)		7,482	7,140
Attributable to non-controlling interests		2,424	2,369
Equity attributable to owners of Rio Tinto		5,058	4,771
Cash flow from operations		380	298
Dividends paid to holders of non-controlling interests in subsidiaries		0	0
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Consolidated sales revenue		1,738	1,493
Profit after tax for the year		939	808
Profit/(loss) after tax – attributable to non-controlling interests		376	312
Profit/(loss) after tax – attributable to owners of Rio Tinto		563	496
Other comprehensive income/(loss)		294	(13)
Total comprehensive income/(loss)		1,233	795
Non-current assets		3,452	2,622
Current assets		865	1,161
Current liabilities		(380)	(173)
Non-current liabilities		(255)	(84)
Net assets/(liabilities)		3,682	3,526
Attributable to non-controlling interests		1,397	1,404
Equity attributable to owners of Rio Tinto		2,285	2,122
Cash flow from operations		1,491	1,255
Dividends paid to holders of non-controlling interests in subsidiaries		(332)	(139)
Other Companies And Eliminations
Disclosure of subsidiaries [line items]
Consolidated sales revenue		2,028	1,743
Profit after tax for the year		1,019	825
Profit/(loss) after tax – attributable to non-controlling interests		0	0
Profit/(loss) after tax – attributable to owners of Rio Tinto		1,019	825
Other comprehensive income/(loss)		136	(12)
Total comprehensive income/(loss)		1,155	813
Non-current assets		4,247	3,687
Current assets		2,239	1,873
Current liabilities		(414)	(303)
Non-current liabilities		(4,752)	(3,392)
Net assets/(liabilities)		1,320	1,865
Attributable to non-controlling interests		0	0
Equity attributable to owners of Rio Tinto		1,320	1,865
Cash flow from operations		1,771	1,447
Dividends paid to holders of non-controlling interests in subsidiaries		(165)	0
Robe River
Disclosure of subsidiaries [line items]
Consolidated sales revenue		3,766	3,236
Profit after tax for the year		1,958	1,633
Profit/(loss) after tax – attributable to non-controlling interests		376	312
Profit/(loss) after tax – attributable to owners of Rio Tinto		1,582	1,321
Other comprehensive income/(loss)		430	(25)
Total comprehensive income/(loss)		2,388	1,608
Non-current assets		7,699	6,309
Current assets		3,104	3,034
Current liabilities		(794)	(476)
Non-current liabilities		(5,007)	(3,476)
Net assets/(liabilities)		5,002	5,391
Attributable to non-controlling interests		1,397	1,404
Equity attributable to owners of Rio Tinto		3,605	3,987
Cash flow from operations		3,262	2,702
Dividends paid to holders of non-controlling interests in subsidiaries		(497)	(139)
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Goodwill		383	349
Amended and Restated Shareholders Agreement | Erdenes Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Borrowings		1,378	1,241
Interest receivable		$ 804	$ 655
Floating interest rate | Erdenes Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Borrowings, interest rate basis		6.50%
Floating interest rate | Amended and Restated Shareholders Agreement | Erdenes Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Borrowings, interest rate basis		6.50%

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.